SCHEDULE OF SERIES B PREFERRED STOCK (Details) - shares			12 Months Ended
		Feb. 17, 2022	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2024	Sep. 30, 2023
Preferred Stock, Shares Outstanding					4,500,000	4,000,000
Number of shares beneficially owned, shares		96,778,105
Series B Preferred Stock [Member]
Preferred Stock, Shares Outstanding			2,371,844	2,371,844	2,361,844
Series B Preferred Stock [Member] | Alchemy Prime Holdings Ltd [Member]
Title of class description	[1]		Series B Preferred
Number of shares beneficially owned, shares			1,800,000
Percent of class			75.90%
Series B Preferred Stock [Member] | Gope S. Kundnani [Member]
Title of class description	[1]		Series B Preferred
Number of shares beneficially owned, shares			191,844
Percent of class			8.09%
Series B Preferred Stock [Member] | Mitchell M Eaglstein [Member]
Title of class description	[1]		Series B Preferred
Number of shares beneficially owned, shares			150,000
Percent of class			6.32%
Series B Preferred Stock [Member] | Imran Firoz [Member]
Title of class description	[1]		Series B Preferred
Number of shares beneficially owned, shares			150,000
Percent of class			6.32%
Series B Preferred Stock [Member] | FRH Group [Member]
Title of class description	[1]		Series B Preferred
Number of shares beneficially owned, shares			50,000
Percent of class			2.11%
Series B Preferred Stock [Member] | William B Barnett [Member]
Title of class description	[1]		Series B Preferred
Number of shares beneficially owned, shares			10,000
Percent of class			0.42%
Series B Preferred Stock [Member] | Susan E Eaglstein [Member]
Title of class description	[1]		Series B Preferred
Number of shares beneficially owned, shares			10,000
Percent of class			0.42%
Series B Preferred Stock [Member] | Nicky G. Kundnani [Member]
Title of class description	[1]		Series B Preferred
Number of shares beneficially owned, shares			10,000
Percent of class			0.42%
Series B Preferred Stock [Member] | Officers And Directors [Member]
Title of class description	[1]		Series B Preferred
Number of shares beneficially owned, shares			2,291,844
Percent of class			96.63%

[1]	The Series B Preferred Stock is non-dilutive and is not subject to stock splits or any other adjustments to the Company’s common stock. Each share of Series B Preferred Stock can be converted into 100 shares of the Company’s common stock at any time by the holder of such shares. Series B Preferred Stock is entitled to one (1) vote per share on all matters presented to stockholders for action. As a result, 2,371,844 Series B Preferred Stock represents a 0.38% voting percentage on a fully diluted vote per share basis.